ZSA EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                                  Value
                                                                Shares                           (note 1)
                                                         ----------------------            ----------------------
COMMON STOCKS - 77.29%

     Beverages - 3.65%
                The Coca-Cola Company                                    1,700                           $86,487
                                                                                           ----------------------

     Broadcast - Radio & Television - 1.57%
                E.W. Scripps Company                                       800                            37,300
                                                                                           ----------------------

     Computer Software & Services - 2.23%
         (a)    Microsoft Corporation                                      400                            52,750
                                                                                           ----------------------

     Cosmetics & Personal Care - 3.20%
                Gillette Company                                         1,050                            75,730
                                                                                           ----------------------

     Electrical Equipment - 0.78%
                Linear Technology Corporation                              500                            18,437
                                                                                           ----------------------

     Electronics - 2.14%
                General Electric Company                                   400                            36,300
                Philips Electronics N.V.                                   400                            14,350
                                                                                           ----------------------
                                                                                                          50,650
                                                                                           ----------------------
     Electronics - Semiconductor - 2.28%
         (a)    Adaptec, Inc.                                              900                            54,000
                                                                                           ----------------------

     Engineering & Construction - 0.90%
                Fluor Corporation                                          350                            21,437
                                                                                           ----------------------

     Entertainment - 1.87%
                The Walt Disney Company                                    700                            44,274
                                                                                           ----------------------

     Financial - Banks, Money Center - 1.94%
                Chase Manhattan Corporation                                575                            46,000
                                                                                           ----------------------

     Foreign Securities - 22.30%
                ABB AB                                                     150                            15,750
                Banco Bilbao Vizcaya, S.A.                                 500                            22,938
                Bass PLC                                                   700                            17,063
                Broken Hill Proprietary Company Limited                    600                            15,450
                Cadbury Schweppes plc                                      500                            16,375
                Canon, Inc.                                                150                            14,775
                Ciba-Geigy AG                                              375                            23,766
                Commerzbank AG                                             250                            11,500
                Elsevier NV                                                600                            19,875
                Empresa Nacional de Electricidad SA                        300                            17,813
                Grand Metropolitan PLC                                     500                            15,250
                Hitachi Ltd.                                               100                             9,625

                                                                                                              (Continued)

                                ZSA EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                                                  Value
                                                                            Shares                               (note 1)
                                                                      ----------------------                ----------------------
COMMON STOCKS - (Continued)

     Foreign Securities - (Continued)
                Hong Kong Telecommunications                                         400                                $7,200
                HSBC Holdings plc                                                    100                                18,650
                ITO-YOKADO CO LTD                                                    100                                22,550
                Koninklijke Ahold NV                                                 400                                22,550
                Luxottica Group S.p.A.                                               300                                21,825
                LVMH (Moet-Hennessy Louis Vuitton)                                   400                                17,375
                Mannesmann AG                                                         50                                18,775
                Matsushita Electric Industrial Company Ltd.                          100                                16,950
                Norsk Hydro ASA                                                      300                                14,063
                Rank Group Plc                                                     1,000                                13,625
                Rhone-Poulenc                                                        500                                14,000
                Roche Holding AG                                                     200                                14,600
                Siemans AG                                                           200                                10,650
                Telefonaktiebolaget LM Ericsson                                      700                                17,763
                Telefonica de Espana                                                 400                                22,250
                Tokio Marine & Fire Insurance Company                                200                                11,900
                Tomkins plc                                                          850                                14,663
                Total SA                                                             450                                17,606
                Toyota Motor Corporation                                             300                                15,375
                WMC Limited                                                          600                                15,600
                                                                                                         ----------------------
                                                                                                                       528,150
                                                                                                         ----------------------
     Forest Products & Paper - 1.11%
                Willamette Industries, Inc.                                          400                                26,200
                                                                                                         ----------------------

     Household Products & Housewares - 2.88%
                The Procter & Gamble Company                                         700                                68,250
                                                                                                         ----------------------

     Insurance - Multiline - 3.39%
                American International Group, Inc.                                   800                                80,400
                                                                                                         ----------------------

     Machine - Construction & Mining - 1.59%
                Caterpillar, Inc.                                                    500                                37,688
                                                                                                         ----------------------

     Manufactured Housing - 1.27%
                Clayton Homes, Inc.                                                1,375                                30,078
                                                                                                         ----------------------

     Medical - Biotechnology - 1.62%
                Medtronic, Inc.                                                      600                                38,475
                                                                                                         ----------------------

     Medical - Hospital Management & Service - 2.19%
                Manor Care, Inc.                                                   1,350                                51,806
                                                                                                         ----------------------

     Metals - Diversified - 1.90%
                Phelps Dodge Corporation                                             700                                44,888
                                                                                                         ----------------------

                                                                (Continued)

                                ZSA EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                          Value
                                                            Shares                      (note 1)
                                                     ----------------------       ----------------------
COMMON STOCKS - (Continued)

     Oil & Gas - Domestic - 3.36%
                Enron Corporation                                    1,950                      $79,463
                                                                                  ----------------------

     Oil & Gas - International - 3.83%
                Chevron Corporation                                  1,450                       90,625
                                                                                  ----------------------

     Pharmaceuticals - 2.04%
                Abbott Laboratories                                    500                       24,625
                Mylan Laboratories                                   1,400                       23,800
                                                                                  ----------------------
                                                                                                 48,425
                                                                                  ----------------------
     Retail - Grocery - 1.15 %
                Albertson's, Inc.                                      650                       27,300
                                                                                  ----------------------

     Retail - Specialty Line - 1.65%
         (a)    Borders Group, Inc.                                  1,050                       39,113
                                                                                  ----------------------

     Toys - 3.17%
                Mattel, Inc.                                         2,916                       75,086
                                                                                  ----------------------

     Transportation - Miscellaneous - 1.07%
                CSX Corporation                                        500                       25,250
                                                                                  ----------------------

     Utilities - Telecommunications - 2.21%
                AT&T Corporation                                     1,000                       52,250
                                                                                  ----------------------

     Total Common Stocks (Cost $1,694,575)                                                    1,830,512
                                                                                  ----------------------

                                                           Principal
                                                            Amount
                                                     ----------------------
U. S. GOVERNMENT OBLIGATIONS - 21.09%

                U. S. Treasury Notes                              $500,000                      499,405
                                                                                  ----------------------
                5.21%, due 10/10/96
                (Cost $499,460)

REPURCHASE AGREEMENT (b) - 2.16%

                Wachovia Bank                                       51,093                       51,093
                                                                                  ----------------------
                5.75%, due 10/01/96
                (Cost $51,093)

Total Value of Investments (Cost $2,245,128 (c))                             100.54%              2,381,010
Liabilities In Excess of Other Assets                                         (0.54)%               (12,691)
                                                                          -----------     ----------------------
         Net Assets                                                          100.54%             $2,368,319
                                                                          ===========     ======================

                                                                (Continued)

                                ZSA EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)


         (a)    Non-income producing investment.

         (b) The repurchase agreement is fully collateralized by U. S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The Nottingham Company.

         (c) Aggregate cost for federal income tax purposes is $2,250,753. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:


                Unrealized appreciation                 $171,326
                Unrealized depreciation                  (41,069)
                                                        --------
                   Net unrealized appreciation          $130,257
                                                        ========


See accompanying notes to financial statements


                                ZSA EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1996
                                  (Unaudited)

ASSETS
         Investments, at value (cost $2,245,128)                       $2,381,010
         Interest receivable                                                2,300
         Dividends receivable                                               2,567
         Prepaid expenses                                                   4,812
         Deferred organization expenses, net (note 4)                       9,924
         Due from advisor (note 2)                                         13,748
         Other asset                                                        1,748
                                                               -------------------

                Total assets                                            2,416,109
                                                               -------------------

LIABILITIES
         Accrued expenses                                                   2,405
         Disbursements in excess of cash on demand deposit                 45,385
                                                               -------------------

                Total liabilities                                          47,790
                                                               -------------------

NET ASSETS
         (applicable to 186,987 shares outstanding; unlimited
         shares of no par value beneficial interest authorized         $2,368,319
                                                               ===================

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
         ($2,368,319 divided by 186,987 shares)                            $12.67
                                                               ===================

NET ASSETS CONSIST OF
         Paid-in capital                                               $1,447,567
         Distributions in excess of net investment income                    (198)
         Undistributed net realized gain on investments                   785,068
         Net unrealized appreciation on investments                       135,882
                                                               -------------------
                                                                       $2,368,319
                                                               ===================


See accompanying notes to financial statements

                                ZSA EQUITY FUND

                            STATEMENT OF OPERATIONS

                        Period ended September 30, 1996
                                  (Unaudited)

INVESTMENT INCOME

         Income
                Interest                                                                 $18,777
                Dividends                                                                 18,641
                                                                           ----------------------

                       Total income                                                       37,418
                                                                           ----------------------

         Expenses
                Investment advisory fees (note 2)                                         12,900
                Fund accounting fees (note 2)                                             10,528
                Professional fees                                                          7,847
                Distribution fees (note 3)                                                 3,225
                Fund administration fees (note 2)                                          3,225
                Custody fees                                                               3,172
                Minimum fees                                                               2,874
                Securities pricing fees                                                    1,497
                Registration and filing administration fees                                1,021
                Shareholder recordkeeping fees                                               352
                Trustee fees and meeting expenses                                          2,816
                Amortization of deferred organization expenses (note 4)                    2,383
                Other operating expenses                                                   2,235
                Shareholder servicing expenses                                             1,817
                Registration and filing expenses                                           1,416
                Printing expenses                                                            412
                                                                           ----------------------

                       Total expenses                                                     57,720
                                                                           ----------------------

                       Less:
                              Expense reimbursements (note 2)                            (19,664)
                              Investment advisory fees waived (note 2)                   (12,900)
                                                                           ----------------------

                       Net expenses                                                       25,156
                                                                           ----------------------

                              Net investment income                                       12,262
                                                                           ----------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

         Net realized gain from investment transactions                                    1,536
         Increase in unrealized appreciation on investments                              123,919
                                                                           ----------------------

                Net realized and unrealized gain on investments                          125,455
                                                                           ----------------------

                       Net increase in net assets resulting from operations             $137,717
                                                                           ======================



See accompanying notes to financial statements

                                ZSA EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)





DECREASE IN NET ASSETS

      Operations
             Net investment income                                        $12,262    $   45,445
             Net realized gain from investment transactions                 1,536     1,658,144
             Increase (decrease) in unrealized appreciation
               on investments                                             123,919      (532,112)
-----------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                      137,717     1,171,477
-----------------------------------------------------------------------------------------------

Distributions to shareholders from
Net investment income                                                     (12,713)      (47,370)
Distributions in excess of net investment income                             (198)         (190)
Net realized gain from investment transactions                                  0      (230,406)
-----------------------------------------------------------------------------------------------

Decrease in net assets resulting from distributions                       (12,911)     (277,776)
-----------------------------------------------------------------------------------------------

Capital share transactions
Decrease in net assets resulting from capital share transactions (a)     (557,630)   (6,365,787)
-----------------------------------------------------------------------------------------------

Total decrease in net assets                                             (432,824)   (5,472,086)

NET ASSETS

Beginning of period                                                     2,801,143     8,273,229
-----------------------------------------------------------------------------------------------
End of period (including distribution in excess of net investment income of $198 as of September 30, 1996 and undistributed
               net investment income of $451 as of March 31, 1996)      2,368,319     2,801,143
===============================================================================================

(a) A summary of capital share activity follows:


                                                                Period ended                    Year ended
                                                             September 30, 1996               March 31, 1996

                                                            Shares         Value            Shares     Value
                                                            --------------------------------------------------
Shares sold                                                  3,074     $   37,317          29,236    $ 334,635
Shares issued for reinvestment
      of distributions                                       1,005         12,519          23,526      275,722
                                                            --------------------------------------------------
                                                             4,079         49,836          52,762      610,357
Shares redeemed                                            (49,544)      (607,466)       (599,841)  (6,976,144)
                                                            --------------------------------------------------

      Net decrease                                         (45,465)     $(557,630)       (547,079)  (6,365,787)
                                                            ===================================================

See accompanying notes to financial statements

                                ZSA EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                 (For a Share Outstanding Throughout the Period)
                                (Unaudited)



                                                                                Period ended               Year ended
                                                                                September 30,               March 31,
                                                                                    1996                       1996
                                                                             --------------------     ---------------------
Net asset value, beginning of period                                                 $12.05                    $10.61
         Income (loss) from investment operations
                Net investment income (loss)                                           0.07                      0.12
                Net realized and unrealized gain (loss) on investments                 0.62                      2.25
                                                                             --------------------     ---------------------

                       Total from investment operations                                0.69                      2.37
                                                                             --------------------     ---------------------

         Distributions to shareholders from
                Net investment income                                                 (0.07)                    (0.12)
                Distributions in excess of net investment income (b)                   0.00                      0.00
                Net realized gain from investment transactions                         0.00                     (0.81)
                                                                             --------------------     ---------------------

                       Total distributions                                            (0.07)                    (0.93)
                                                                             --------------------     ---------------------

Net asset value, end of period                                                       $12.67                    $12.05
                                                                             ====================     =====================

Total return                                                                           5.78%                    22.52%
                                                                             ====================     =====================

Ratios/supplemental data
         Net assets, end of period                                               $2,368,319                $2,801,143
                                                                             ====================     =====================

         Ratio of expenses to average net assets
                Before expense reimbursements and waived fees                            4.47%(a)                2.85%
                After expense reimbursements and waived fees                             1.95%(a)                1.94%

         Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees                                 (1.58)%(a)              (0.06)%
         After expense reimbursements and waived fees                                    0.96%(a)               0.85%

Portfolio turnover rate                                                                 29.89%                 51.97%

                                                                                                                   For the
                                                                                                                 period from
                                                                                                              September 8, 1992
                                                                                                                (commencement
                                                                                 Year ended     Year ended      of operations)
                                                                                  March 31,      March 31,       to March 31,
                                                                                    1995          1994              1993
                                                                                 ------------  ------------    -----------------
Net asset value, beginning of period                                               $10.61           $10.80         $10.00
         Income (loss) from investment operations
                Net investment income (loss)                                        0.02            (0.02)           0.02
                Net realized and unrealized gain (loss) on investments             (0.02)           (0.17)           0.80
                                                                                  --------    -------------     ----------------

                       Total from investment operations                             0.00            (0.19)           0.82
                                                                                  --------    -------------     ----------------

         Distributions to shareholders from
                Net investment income                                               0.00             0.00           (0.02)
                Distributions in excess of net investment income (b)                0.00             0.00            0.00
                Net realized gain from investment transactions                      0.00             0.00            0.00
                                                                                  --------    -------------     ----------------

                       Total distributions                                          0.00             0.00           (0.02)
                                                                                  --------    -------------     ----------------

Net asset value, end of period                                                    $10.61           $10.61          $10.80
                                                                                  ========    =============     ================

Total return                                                                        0.00%           (1.76)%          8.21%
                                                                                  ========    =============     ================

Ratios/supplemental data
         Net assets, end of period                                            $8,273,229       $3,752,697          $440,348
                                                                              ============    =============     ================

         Ratio of expenses to average net assets
                Before expense reimbursements and waived fees                       2.70%            5.35%            18.92%(a)
                After expense reimbursements and waived fees                        1.95%            1.93%             1.66%(a)

         Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees                             (0.55)%          (3.80)%          (16.87)%(a)
         After expense reimbursements and waived fees                               0.20%            0.37%             0.39(a)

Portfolio turnover rate                                                           196.84%           79.52%            24.24%


(a)      Annualized.
(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

See accompanying notes to financial statements

                                 ZSA EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The ZSA Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on September 8, 1992. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

              F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund
                                                                  (Continued)

                                 ZSA EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)


              could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Zaske, Sarafa & Associates. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

              Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.95% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $12,900 ($0.06 per share) and has reimbursed expenses totalling $19,664 for the period ended September 30, 1996.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for

                                                                (Continued)

                                 ZSA EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)


              payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $641 of such expenses under the Plan for the period ended September 30, 1996.

NOTE 4 - DEFERRED ORGANIZATION EXPENSES

              All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

              Purchases and sales of investments, other than short-term investments, aggregated $2,150,797 and $504,853, respectively, for the period ended September 30, 1996.